UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21516
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                          UBS Multi-Strat Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2008

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                                                                                                                           DOLLAR
                                                                REALIZED AND                                             AMOUNT OF
                                                                 UNREALIZED                                             FAIR VALUE
                                                       % OF      GAIN/(LOSS)    INITIAL                    FIRST         FOR FIRST
                                                      MEMBERS'      FROM      ACQUISITION                AVAILABLE       AVAILABLE
   INVESTMENT FUND           COST       FAIR VALUE    CAPITAL    INVESTMENTS      DATE     LIQUIDITY*   REDEMPTION**     REDEMPTION
 --------------------    -----------   ------------   -------   ------------  -----------  ----------   ------------   ------------
Waterstone Market
  Neutral Fund, L.P.     $ 5,800,000   $  6,971,945      4.88%  $    429,631   10/1/2004    Quarterly
                         -----------   ------------   -------   ------------
  CONVERTIBLE
    ARBITRAGE
    SUBTOTAL             $ 5,800,000   $  6,971,945      4.88%  $    429,631

CPIM Structured
  Credit Fund
  1000, L.P.               5,000,000      1,537,946      1.08     (1,953,429)  11/1/2005    Quarterly
Marathon Structured                                                                         Every 18
  Finance Fund, L.P.       6,309,524      5,858,512      4.10     (2,011,215)   4/1/2005     months      12/31/2009    5,858,512
Marathon Structured
  Finance Fund, L.P.
  (side pocket)              190,476      1,316,794      0.92      1,126,318    4/1/2005      N/A
                         -----------   ------------   -------   ------------
  DIRECT
    LOANS/STRUCTURED
    FINANCE SUBTOTAL     $11,500,000   $  8,713,252      6.10%  $ (2,838,326)

Aspen Partners, L.P.         341,462         75,497      0.05        (49,977)  10/1/2004    Annually
Claren Road Credit
  Partners, L.P.           9,500,000      9,621,189      6.74       (921,169)   1/1/2007    Quarterly
Harbinger Capital
  Partners
  Fund I, L.P.             3,000,000      3,847,372      2.70       (237,010)   9/1/2007    Quarterly
                         ------------   ------------  -------   ------------
  DISTRESSED CREDIT
    SUBTOTAL             $12,841,462   $ 13,544,058      9.49%  $ (1,208,156)

Bay Pond Partners, L.P.    5,000,000      4,516,704      3.16     (1,231,728)   7/1/2007  Semi-Annually
Cobalt Partners, L.P.      7,000,000      7,056,332      4.94       (245,865)   7/1/2007  Semi-Annually  12/31/2009    7,056,332
D. Jabro Partners, L.P.    5,000,000      6,465,315      4.53         67,089    1/1/2006    Annually
DunDonald Fund I, L.P.     7,000,000      7,949,463      5.57        569,767    4/1/2007   Quarterly
East Side Capital, L.P.    2,750,000      4,010,826      2.81       (701,492)   1/1/2005    Annually
Eminence Partners, L.P.    5,000,000      6,973,844      4.88     (1,266,609)   1/1/2005  Semi-Annually
                         -----------   ------------   -------   ------------
  LONG/SHORT EQUITY
    SUBTOTAL             $ 31,750,000  $ 36,972,484     25.89%  $ (2,808,838)

D.E. Shaw Oculus
  Fund, L.L.C.               739,322      6,828,506      4.78      1,141,294   11/1/2004   Quarterly
Davidson Kempner
  Partners, L.P.           8,000,000      8,946,201      6.27       (577,879)   1/1/2006    Annually
OZ Domestic Partners
  II, L.P.                 5,566,793      7,236,832      5.07     (1,002,773)   5/1/2005    Annually
OZ Domestic Partners
  II, L.P.
  (side pocket)            1,933,207      3,033,933      2.12        308,042    5/1/2005      N/A
                         -----------   ------------   -------   ------------
  MULTI-STRATEGY
    SUBTOTAL             $16,239,322   $ 26,045,472     18.24%  $   (131,316)

Amber Fund, L.P.           4,300,000      4,671,977      3.27     (2,826,624)   2/1/2006   Quarterly
Brookdale
  International
  Partners, L.P.           6,250,000      9,363,923      6.56        136,375    8/1/2005   Quarterly     3/31/2009***  1,187,422
Seneca Capital, L.P.       2,766,021      4,748,313      3.32     (1,491,340)  10/1/2004    Annually
Seneca Capital, L.P.
  (side pocket #1)           477,699        230,740      0.16       (246,959)  10/1/2004      N/A
Seneca Capital, L.P.
  (side pocket #2)           456,280        379,469      0.27        (76,811)  10/1/2004      N/A
                         -----------   ------------   -------   ------------
  SPECIAL SITUATIONS
    SUBTOTAL             $14,250,000   $ 19,394,422     13.58%  $ (4,505,359)
Redeemed Investment
  Funds                           --             --        --     (3,592,782)
                         -----------   ------------   -------   ------------
TOTAL                    $92,380,784   $111,641,633     78.18%  $(14,655,146)
                         ===========   ============   =======   ============

*   Available frequency of redemptions after initial lock up period.
**  Investment Funds with no date provided can be redeemed in full.
*** The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:

                                                            INVESTMENTS IN           OTHER FINANCIAL
     VALUATION INPUTS                                        SECURITIES                INSTRUMENTS *
------------------------------------------------------------------------------------------------------
     LEVEL 1 - QUOTED PRICES                                $        --               $          --
------------------------------------------------------------------------------------------------------
     LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                   --
------------------------------------------------------------------------------------------------------
     LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                 --                 111,641,633
------------------------------------------------------------------------------------------------------
        TOTAL                                               $        --               $ 111,641,633
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*    Other Financial Instruments include investments in other investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                            INVESTMENTS IN           OTHER FINANCIAL
                                                             SECURITIES                INSTRUMENTS *
------------------------------------------------------------------------------------------------------
     BALANCE AS OF DECEMBER 31, 2007                        $        --                 165,221,995
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        ACCRUED DISCOUNTS/PREMIUMS                                   --                          --
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        REALIZED GAIN/LOSS                                           --                   2,625,217
------------------------------------------------------------------------------------------------------
        CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)             --                 (17,280,363)
------------------------------------------------------------------------------------------------------
        NET PURCHASES (SALES)                                        --                 (38,925,216)
------------------------------------------------------------------------------------------------------
        TRANSFERS IN AND/OR OUT OF LEVEL 3                           --
------------------------------------------------------------------------------------------------------
     BALANCE AS OF SEPTEMBER 30, 2008                       $        --               $ 111,641,633
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*    Other Financial Instruments include investments in other investment funds

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Multi-Strat Fund, L.L.C.
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By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
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By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
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* Print the name and title of each signing officer under his or her signature.